Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Note Payable/ Notes Payable- Related Party [Abstract]
NOTE PAYABLE

NOTE 4 - NOTE PAYABLE

Note payable balance as of March 31, 2016, was $163,092 with $75,199 being the current amount due and $87,893 being the long term obligation. The note balance as of December 31, 2015, was $181,892, with $75,199 being the current obligation and $106,693 being the long term obligation. The breakdown of the notes for March 31, 2016, and December 31, 2015, is as follows:

	2016	2015
Note payable for the acquisition of 4300 kegs with the monthly principal payment amount due of $6,267	$163,092	$181,892

NOTE 5. NOTE PAYABLE

Note payable balance as of December 31, 2015, was $181,892, with $75,199 being the current obligation and $106,693 being the long term obligation. The balance as of December 31, 2014, was $7,941 which was paid during the current quarter. The breakdown of the notes is as follows:

	2015	2014
Note payable for the acquisition of certain tangible and intangible assets of Pig's Eye Brewery with monthly obligations of $7,941 from September 15, 2013 through January 15, 2015. The balance of the note was paid in the quarter ended June 30, 2015.	$-	$7,941
Note payable for the acquisition of 4300 kegs with the monthly principal obligation of $6,267	$181,892	$-